UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Phantom and Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity
The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2012	—	$—
Phantom units granted	125,000	20.00
Restricted units granted	6,558	20.23
Nonvested phantom and restricted units, December 31, 2012	131,558	20.00
Phantom units granted	155,330	26.33
Restricted units granted	835	27.50
Phantom units forfeited	(4,041)	25.99
Nonvested phantom and restricted units, December 31, 2013	283,682	23.41
Phantom units granted	136,867	42.32
Phantom and restricted units vested	(61,917)	25.33
Phantom units forfeited	(22,430)	25.56
Nonvested phantom units, December 31, 2014	336,202	$30.61

DFW Net Profit Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity
Information regarding the vested and nonvested DFW Net Profits Interests were as follows:

	Year ended December 31,
	2013		2012
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306
Repurchased	0.038%	$1,650	0.000%	$—
Vested	0.000%	$—	1.644%	$256
Forfeited	0.000%	$—	0.069%	$765
Nonvested, end of period	0.000%	$—	0.038%	$1,650

Vested, end of period	0.000%	$—	4.294%	$257

SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of inputs used in the option pricing method
The inputs used in the option pricing method for the SMP Net Profits Interests granted during the year ended December 31, 2012 were as follows:

January 2012 grant
Length of holding period restriction (In years)	2.93
Discount for lack of marketability	24.0%
Volatility	37.0%

Schedule of activity
Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests for the period in which they were reflected in our financial results follows.

	Year ended December 31,
	2012
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003
Granted	0.500%	$1,780
Vested	1.271%	$965
Nonvested, end of period (1)	3.187%	$1,140

Vested, end of period	3.168%	$788
__________
(1) Subsequent to the IPO, the vested and nonvested net profits interests are obligations of the Predecessor and not the Partnership

Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-cash compensation expense recognized in general and administrative expense
Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP was as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
SMLP LTIP unit-based compensation	$4,696	$2,999	$269